Other notes - Financial risk management, schedule of interest rate caps (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 ¥ / €	Dec. 31, 2017 SEK / €	Dec. 31, 2017 USD ($)	Dec. 31, 2017 £ / €	Dec. 31, 2017 $ / €	Dec. 31, 2017 ZAR / €	Dec. 31, 2017 ¥ / €	Dec. 31, 2017 SGD / €	Dec. 31, 2017 BRL / €	Dec. 31, 2017 ₩ / €	Dec. 31, 2017 PLN / €	Dec. 31, 2016 ¥ / €	Dec. 31, 2016 SEK / €	Dec. 31, 2016 £ / €	Dec. 31, 2016 $ / €	Dec. 31, 2016 ZAR / €	Dec. 31, 2016 ¥ / €	Dec. 31, 2016 SGD / €	Dec. 31, 2016 BRL / €	Dec. 31, 2016 ₩ / €	Dec. 31, 2016 PLN / €	Dec. 31, 2015 $ / €	Dec. 31, 2014 $ / €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate		7.8044	9.8438		0.8872	1.1993	14.8054	135.0100	1.6024	3.9729	1,279.6100	4.1770	7.3202	9.5525	0.8562	1.0541	14.4570	123.4000	1.5234	3.4305	1,269.3600	4.4103	1.0887	1.2141
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	€ 529,300,000
Exchange rate | $ / €						1.993
Interest rate risk | 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	529,300,000
Interest rate risk | 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	504,286,000
Interest rate risk | 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	483,455,000
Interest rate risk | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	€ 275,000,000
Euro Cap, Start Date 31.12.2014 | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Strike/Rate	1.00%
Nominal Amount at Year End	€ 200,000,000
Euro Cap, Start Date 31.12.2014 | Interest rate risk | 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	150,000,000
Euro Cap, Start Date 31.12.2014 | Interest rate risk | 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	75,000,000
Euro Cap, Start Date 31.12.2014 | Interest rate risk | 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	25,000,000
Euro Cap, Start Date 31.12.2014 | Interest rate risk | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	€ 0
USD Cap, Start Date 31.12.2014 | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Strike/Rate	2.50%
Nominal Amount at Year End | $				$ 200,000,000
USD Cap, Start Date 31.12.2014 | Interest rate risk | 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End | $				125,000,000
USD Cap, Start Date 31.12.2014 | Interest rate risk | 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End | $				75,000,000
USD Cap, Start Date 31.12.2014 | Interest rate risk | 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End | $				25,000,000
USD Cap, Start Date 31.12.2014 | Interest rate risk | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End | $				0
Euro Cap, Start Date 29.12.2017 | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Strike/Rate	1.00%
Nominal Amount at Year End	€ 100,000,000
Euro Cap, Start Date 29.12.2017 | Interest rate risk | 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	150,000,000
Euro Cap, Start Date 29.12.2017 | Interest rate risk | 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	225,000,000
Euro Cap, Start Date 29.12.2017 | Interest rate risk | 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	250,000,000
Euro Cap, Start Date 29.12.2017 | Interest rate risk | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	€ 0
USD Cap, Start Date 29.12.2017 | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Strike/Rate	2.50%
Nominal Amount at Year End | $				75,000,000
USD Cap, Start Date 29.12.2017 | Interest rate risk | 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End | $				150,000,000
USD Cap, Start Date 29.12.2017 | Interest rate risk | 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End | $				170,000,000
USD Cap, Start Date 29.12.2017 | Interest rate risk | 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End | $				225,000,000
USD Cap, Start Date 29.12.2017 | Interest rate risk | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End | $				$ 0
Euro Floored Swap, Start Date 29.12.2021 | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	€ 0
Euro Floored Swap, Start Date 29.12.2021 | Interest rate risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Strike/Rate	0.00%
Euro Floored Swap, Start Date 29.12.2021 | Interest rate risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Strike/Rate	1.16%
Euro Floored Swap, Start Date 29.12.2021 | Interest rate risk | 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	€ 0
Euro Floored Swap, Start Date 29.12.2021 | Interest rate risk | 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	0
Euro Floored Swap, Start Date 29.12.2021 | Interest rate risk | 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	0
Euro Floored Swap, Start Date 29.12.2021 | Interest rate risk | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount at Year End	€ 275,000,000